Investments Accounted for by the Equity Method - Schedule of Combined Financial Information of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments
Revenues	$ 5,587	$ 5,495
Cost of sales	(3,178)	(3,227)
Current assets	2,497	2,196
Property, plant and equipment	10,888	10,125
Intangible assets	539	586
Long-term investments and other assets	245	297
Current liabilities	(2,607)	(3,125)
Other long-term liabilities	(153)	(102)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments
Revenues	828	1,109
Cost of sales	(181)	(355)
Gross profit	647	754
Current assets	351	411
Property, plant and equipment	7,598	8,034
Intangible assets	0	22
Long-term investments and other assets	5	1,459
Current liabilities	(281)	(394)
Other long-term liabilities	$ (2)	$ (992)